Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended	133 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Deer Park Total Return Credit Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)		1.87%
Deer Park Total Return Credit Fund | HFRX Fixed Income Credit Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.70%	1.59%		2.75%
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return before taxes with sales charge
Average Annual Return, Percent	[3]	1.26%	(0.22%)		2.85%
Performance Inception Date		Oct. 16, 2015
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return before taxes
Average Annual Return, Percent	[4]	6.52%	0.22%	1.58%
Performance Inception Date		Apr. 06, 2017
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.68%	1.25%		3.72%
Performance Inception Date		Oct. 16, 2015
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	(0.57%)		1.95%
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	0.18%		2.14%
Return before taxes without sales charge | Deer Park Total Return Credit Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.43%	0.98%		3.45%

[1]	The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors may not invest in the index directly.
[2]	HFRX Fixed Income Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors may not invest in the index directly.
[3]	Returns for Class A shares include the maximum sales charge of 5.75%.
[4]	Inception date for Class C shares was April 6, 2017.